Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible assets, net
Summary of intangible assets

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2015
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(2,606)	585
Purchased software and others	26,491	(14,842)	11,649

	38,682	(26,448)	12,234

As of December 31, 2016
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(3,191)	—
Purchased software and others	29,013	(17,300)	11,713

	41,204	(29,491)	11,713